Management of Financial Risk (Details) - CAD ($)	Jan. 31, 2023	Jan. 31, 2022
Statement [Line Items]
Accounts payable and accrued liabilities	$ 5,436,024	$ 3,341,261
Due to related party	470,000	466,363
Loans payable	80,000	$ 40,000
Over 12 Months [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	5,436,024
Due to related party	964,261
Financial guarantee liability	667,042
Loans payable	80,000
0 - 12 Months [Member]
Statement [Line Items]
Financial guarantee liability	440,170
Warrant liabilities	$ 20,700